Organization (Details Narrative)		12 Months Ended
	Jun. 27, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity incorporated date		Sep. 30, 2015
Stockholders equity, reverse stock split	1-for-10	On August 29, 2024, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “2024 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock at a ratio of 1-for-50 effective as of September 19, 2024. The Class B Common Stock was not affected by the 2024 Reverse Stock Split.